Document and Entity Information	Nov. 22, 2019
Prospectus:
Document Type	497
Document Period End Date	Nov. 22, 2019
Registrant Name	GMO Series Trust
Entity Central Index Key	0001521894
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Nov. 22, 2019
Document Effective Date	Nov. 22, 2019
Prospectus Date	Jun. 30, 2019
GMO Emerging Markets Series Fund | Class PS
Prospectus:
Trading Symbol	GECPX
GMO Emerging Markets Series Fund | Class R6
Prospectus:
Trading Symbol	GECRX
Emerging Domestic Opportunities Series Fund | Class PS
Prospectus:
Trading Symbol	GEDAX